Equity and Other Equity Items - Disclosure of Classes of Share Capital (Detail) - Common stock issued [Member] - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Balance at beginning of year	16,314,987,460	16,314,987,460	3,262,997,492
Changes during the year	0	0	13,051,989,968
Balance at end of year	16,314,987,460	16,314,987,460	16,314,987,460